UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-22263

Exchange Traded Concepts Trust

(Exact name of registrant as specified in charter)

10900 Hefner Pointe Drive

Suite 400

Oklahoma City, OK 73120

(Address of principal executive offices) (Zip code)

J. Garrett Stevens

Exchange Traded Concepts Trust

10900 Hefner Pointe Drive

Suite 400

Oklahoma City, OK 73120

(Name and address of agent for service)

Copy to:

Christopher Menconi

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue NW

Washington, DC 20004

Registrant’s telephone number, including area code: 1-405-778-8377

Date of fiscal year end: August 31, 2022

Date of reporting period: August 31, 2022

Item 1.	Reports to Stockholders.

(a)	A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR § 270.30e-1) is attached hereto.

EXCHANGE TRADED CONCEPTS TRUST

Fount Subscription Economy ETF

Fount Metaverse ETF

 Annual Report

August 31, 2022

Fount

The Funds file their complete schedule of investments with the U.S. Securities Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year as an exhibit to each Fund’s report on Form N-PORT within sixty days after period end. Each Fund’s Form N-PORT reports are available on the Commission’s website at https://www.sec.gov.

Exchange Traded Concepts, LLC’s proxy voting policies and procedures are attached to each Fund’s Statement of Additional Information (the “SAI”). The SAI, as well as information to how each Fund voted proxies relating to its securities during the most recent 12-month period ended June 30, is available without charge, upon request, by calling 855-425-7426 and on the Commission’s website at https://www.sec.gov.

Fount Subscription Economy ETF

Management Discussion of Fund Performance
August 31, 2022 (Unaudited)

Dear Shareholders,

On behalf of the entire team, we want to express our appreciation for the confidence you have placed in the Fount Subscription Economy ETF (“SUBS” or the “Fund”). The information in this report relates to the operations of the Fund for the fiscal period ended August 31, 2022 (the “Reporting Period”). The Fund seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of the Fount Subscription Economy Index (the “Index”). The Index is designed to measure the performance of companies engaged in the business of providing subscription services, i.e., companies that sell products or services for recurring subscription revenue.

The Fund had negative performance during the Reporting Period. The market price for SUBS decreased 27.37% and the NAV decreased 27.25% while the MSCI ACWI Index, a broad market index, returned negative 16.12% over the same period. The Index returned negative 26.88%.

The Fund’s underperformance was due in part to its high exposure to two companies: Microsoft and Netflix. Microsoft’s financial performance was negatively affected by unforeseen circumstances such as pandemic related production shutdowns in China, the war in Ukraine, and a deteriorating personal computer market. Netflix stock plunged more than 60% in 2022 and the company lost 200,000 global subscribers in the first quarter of 2022 partly due to issues with password sharing and increased competition in the streaming market.

The Fund commenced operations on October 27, 2021 and had 150,000 outstanding shares as of August 31, 2022.

We appreciate your investment in SUBS.

Sincerely,

J. Garrett Stevens
Chief Executive Officer
Exchange Traded Concepts, LLC

The Fount Subscription Economy Index (the “Index”) is designed to measure the performance of companies engaged in the business of providing subscription services, i.e., companies that sell products or services for recurring subscription revenue.

The MSCI ACWI Index (All Country World Index) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The MSCI ACWI Index consists of 47 country indices comprising 23 developed markets and 24 emerging markets country indices.

This material represents an assessment of the market environment at a specific point in time and is not intended to be a forecast of future events, or a guarantee of future results. This information should not be relied upon by the reader as research or investment advice.

Fount Subscription Economy ETF

Management Discussion of Fund Performance
August 31, 2022 (Unaudited) (Concluded)

Growth of a $10,000 Investment

(at Net Asset Value)

	CUMULATIVE TOTAL RETURN FOR THE PERIOD ENDED AUGUST 31, 2022
	Cumulative Inception to Date*
	Net Asset Value	Market Price
Fount Subscription Economy ETF	-27.25%	-27.37%
Fount Subscription Economy Index	-26.88%	-26.88%
MSCI ACWI (Net) (USD)	-16.12%	-16.12%

*Fund commenced operations on October 27, 2021.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that shares, when redeemed or sold in the market, may be worth more or less than their original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the Index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

Current performance may be lower or higher than the performance data shown above.

Performance data current to the most recent month-end is available at www.fountetfs.com

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of MSCI ACWI (Net) in Management Discussion of Fund Performance.

Fount Metaverse ETF

Management Discussion of Fund Performance
August 31, 2022 (Unaudited)

Dear Shareholders,

On behalf of the entire team, we want to express our appreciation for the confidence you have placed in the Fount Metaverse ETF (“MTVR” or the “Fund”). The information in this report relates to the operations of the Fund for the fiscal period ended August 31, 2022 (the “Reporting Period”). The Fund seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of the Fount Metaverse Index (the “Index”). The Index is designed to measure the performance of companies that develop, manufacture, distribute, or sell products or services related to metaverse technology.

The Fund had negative performance during the Reporting Period. The market price for MTVR decreased 35.19% and the NAV decreased 34.82% while the MSCI ACWI Index, a broad market index, returned negative 16.12% over the same period. The Index returned negative 34.63%.

The Fund’s underperformance was due in part to being overweight in the Information Technology sector relative to the MSCI ACWI Index and to its high exposure to two companies: Meta (formerly Facebook) and Sea Limited. Meta has not only experienced a loss of Facebook users, but it also recorded losses in metaverse related business (e.g., reality labs). Sea Limited lost almost $170 billion of its revenue since October 2021 due to increased competition from other e-commerce sites and an overall underperformance of tech stocks. Due to its negative outlook, Sea Limited was excluded from the Index when it rebalanced on July 1, 2022.

The Fund commenced operations on October 27, 2021 and had 450,000 outstanding shares as of August 31, 2022.

We appreciate your investment in MTVR.

Sincerely,

J. Garrett Stevens
Chief Executive Officer
Exchange Traded Concepts, LLC

The Fount Metaverse Index (the “Index”) is designed to measure the performance of companies that develop, manufacture, distribute, or sell products related to metaverse technology.

The MSCI ACWI Index (All Country World Index) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The MSCI ACWI Index consists of 47 country indices comprising 23 developed markets and 24 emerging markets country indices.

This material represents an assessment of the market environment at a specific point in time and is not intended to be a forecast of future events, or a guarantee of future results. This information should not be relied upon by the reader as research or investment advice.

Fount Metaverse ETF

Management Discussion of Fund Performance
August 31, 2022 (Unaudited) (Concluded)

Growth of a $10,000 Investment

(at Net Asset Value)

	CUMULATIVE TOTAL RETURN FOR THE PERIOD ENDED AUGUST 31, 2022
	Cumulative Inception to Date*
	Net Asset Value	Market Price
Fount Metaverse ETF	-34.82%	-35.19%
Fount Metaverse Index	-34.63%	-34.63%
MSCI ACWI (Net) (USD)	-16.12%	-16.12%

*Fund commenced operations on October 27, 2021.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that shares, when redeemed or sold in the market, may be worth more or less than their original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

Current performance may be lower or higher than the performance data shown above.

Performance data current to the most recent month-end is available at www.fountetfs.com.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of MSCI ACWI (Net) in Management Discussion of Fund Performance.

Fount Subscription Economy ETF

Schedule of Investments

August 31, 2022

Description	Shares	Fair Value
COMMON STOCK — 99.8%
Canada — 8.0%
Communication Services — 1.5%
BCE	822	$39,782

Energy — 3.0%
Enbridge	1,009	41,728
TC Energy	780	37,696
		79,424
Financials — 1.7%
Brookfield Asset Management, Cl A	977	47,134
Industrials — 1.8%
Thomson Reuters	451	49,804
		216,144
China — 7.2%
Communication Services — 5.6%
Baidu, Cl A*	2,350	42,366
NetEase	2,200	39,746
Tencent Holdings	1,700	70,869
		152,981
Consumer Discretionary — 1.6%
Meituan, Cl B*	1,800	43,527
		196,508
France — 1.6%
Information Technology — 1.6%
Dassault Systemes	1,088	42,203

Japan — 6.3%
Communication Services — 4.7%
KDDI	1,400	43,194
SoftBank	3,800	41,927
SoftBank Group	1,100	44,135
		129,256
Description	Shares	Fair Value
Industrials — 1.6%
Recruit Holdings	1,300	$42,041
		171,297
Switzerland — 1.4%
Financials — 1.4%
UBS Group	2,388	38,000

United Kingdom — 2.9%
Communication Services — 1.3%
Vodafone Group PLC	26,826	36,109

Industrials — 1.6%
RELX PLC	1,590	41,850
		77,959
United States — 72.4%
Communication Services — 22.3%
Activision Blizzard	595	46,702
Alphabet, Cl A*	1,122	121,423
AT&T	2,733	47,937
Charter Communications, Cl A*	98	40,438
Comcast, Cl A	1,286	46,540
Electronic Arts	313	39,710
Meta Platforms, Cl A*	507	82,605
Netflix*	254	56,784
T-Mobile US*	456	65,646
Verizon Communications	1,309	54,729
		602,514
Consumer Discretionary — 3.4%
Amazon.com*	722	91,528
Energy — 1.5%
Kinder Morgan	2,199	40,286
Financials — 8.8%
BlackRock, Cl A	77	51,312
Blackstone	418	39,267
Marsh & McLennan	307	49,541
Moody’s	151	42,962
S&P Global	156	54,940
		238,022
Health Care — 3.3%
Cigna	163	46,202
CVS Health	454	44,560
		90,762
Information Technology — 33.1%
Adobe*	155	57,883
Autodesk*	213	42,971
Automatic Data Processing	227	55,481
Cadence Design Systems*	285	49,524

The accompanying notes are an integral part of the financial statements.

Fount Subscription Economy ETF

Schedule of Investments

August 31, 2022 (Concluded)

Description	Shares	Fair Value
Information Technology (continued)
Intuit	130	$56,131
Microsoft	1,039	271,667
Oracle	871	64,585
Paychex	356	43,909
Salesforce*	372	58,077
ServiceNow*	109	47,374
Snowflake, Cl A*	341	61,704
Synopsys*	140	48,443
VMware, Cl A*	354	41,075
		898,824
		1,961,936

Total Common Stock
(Cost $3,378,191)		2,704,047

SHORT-TERM INVESTMENT — 0.2%
Invesco Government & Agency, CI Institutional, 2.184%(A)	5,749	5,749

Total Short-Term Investment (Cost $5,749)		5,749

Total Investments — 100.0%
(Cost $3,383,940)		$2,709,796

Percentages are based on Net Assets of $2,710,852.

*    Non-income producing security.

(A)    The rate reported is the 7-day effective yield as of August 31, 2022.

Cl — Class

PLC — Public Limited Company

As of August 31, 2022, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance under U.S. GAAP.

The accompanying notes are an integral part of the financial statements.

Fount Metaverse ETF

Schedule of Investments

August 31, 2022

Description	Shares	Fair Value
COMMON STOCK — 99.9%
Australia — 1.9%
Consumer Discretionary — 1.9%
Aristocrat Leisure	5,639	$138,010

China — 12.6%
Communication Services — 7.4%
Baidu, Cl A*	7,700	138,816
Bilibili, Cl Z*	5,900	142,899
NetEase	7,300	131,884
Weibo, Cl A*	5,620	121,725
		535,324
Consumer Discretionary — 3.3%
Haichang Ocean Park Holdings*	149,000	145,984
Pop Mart International Group	34,600	90,150
		236,134
Information Technology — 1.9%
Xiaomi, Cl B*	91,400	134,616
		906,074
France — 1.7%
Communication Services — 1.7%
Ubisoft Entertainment*	2,580	119,365

Japan — 15.5%
Communication Services — 10.0%
Capcom	4,700	129,176
Koei Tecmo Holdings	3,800	128,700
Konami Group	2,000	102,146
Nexon	5,700	114,679
Square Enix Holdings*	2,700	118,225
Toho	3,400	130,236
		723,162
Consumer Discretionary — 5.5%
Bandai Namco Holdings	1,800	136,144
Oriental Land	1,000	150,406
Sega Sammy Holdings	7,200	107,669
		394,219
		1,117,381
Description	Shares	Fair Value
Netherlands — 1.7%
Communication Services — 1.7%
Universal Music Group	6,320	$125,869

Russia(A) — 0.0%
Communication Services — 0.0%
VK GDR(B)(C) *	11,294	113
Yandex, Cl A(B)(C) *	3,751	37
		150
South Korea — 11.9%
Communication Services — 11.9%
HYBE*	721	97,837
Kakao	2,100	115,240
Kakao Games*	2,646	104,451
Krafton*	643	118,500
NAVER	633	113,581
NCSoft	369	104,420
Netmarble	1,993	94,617
Pearl Abyss*	2,604	110,581
		859,227
Sweden — 2.8%
Communication Services — 1.3%
Embracer Group, Cl B*	15,008	93,902
Consumer Discretionary — 1.5%
Evolution	1,351	109,076
		202,978
United Kingdom — 1.3%
Communication Services — 1.3%
Future PLC	5,335	96,593

United States — 50.5%
Communication Services — 26.5%
Activision Blizzard	2,007	157,529
Alphabet, Cl A*	2,746	297,172
Bumble, Cl A*	4,687	117,409
Electronic Arts	1,064	134,990
Meta Platforms, Cl A*	1,592	259,385
Pinterest, Cl A*	6,951	160,151
Playtika Holding*	9,084	95,654
ROBLOX, Cl A*	4,627	180,962
Snap, Cl A*	9,911	107,832
Take-Two Interactive Software*	1,126	138,003
Twitter*	3,639	141,011
Warner Music Group, Cl A	4,504	120,572
		1,910,670

The accompanying notes are an integral part of the financial statements.

Fount Metaverse ETF

Schedule of Investments

August 31, 2022 (Concluded)

Description	Shares	Fair Value
Consumer Discretionary — 6.9%
Cedar Fair	2,766	$115,868
DraftKings, Cl A*	9,851	158,207
SeaWorld Entertainment*	2,467	123,967
Six Flags Entertainment*	4,537	100,494
		498,536
Information Technology — 17.1%
Adobe*	481	179,625
Apple	5,348	840,813
AppLovin, Cl A*	3,540	87,190
Dolby Laboratories, Cl A	1,729	126,632
		1,234,260
		3,643,466
Total Common Stock
(Cost $9,689,175)		7,209,113

SHORT-TERM INVESTMENT — 0.1%
Invesco Government & Agency, CI Institutional, 2.184%(D)	10,026	10,026

Total Short-Term Investment (Cost $10,026)		10,026

Total Investments — 100.0%
(Cost $9,699,201)		$7,219,139

Percentages are based on Net Assets of $7,217,981.

*    Non-income producing security.

(A)    Securities considered illiquid. The total value of such securities as of August 31, 2022 was $150 and represents 0.0% of the Net Assets of the Fund.

(B)     Level 3 security in accordance with fair value hierarchy.

(C)    Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such security as of August 31, 2022, was $150 and represents 0.0% of the Net Assets of the Fund.

(D)    The rate reported is the 7-day effective yield as of August 31, 2022.

Cl — Class

GDR — Global Depositary Receipt

PLC — Public Limited Company

The following is a summary of the inputs used as of August 31, 2022 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock
Australia	$138,010	$—	$—	$138,010
China	906,074	—	—	906,074
France	119,365	—	—	119,365
Japan	1,117,381	—	—	1,117,381
Netherlands	125,869	—	—	125,869
Russia(2)	—	—	150	150
South Korea	859,227	—	—	859,227
Sweden	202,978	—	—	202,978
United Kingdom	96,593	—	—	96,593
United States	3,643,466		—	3,643,466
Total Common Stock	7,208,963	—	150	7,209,113
Short-Term Investment	10,026	—	—	10,026
Total Investments in Securities	$7,218,989	$—	$150	$7,219,139

(1)     A reconciliation of Level 3 investments is presented when the fund has a significant amount of Level 3 investments at the end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

(2)     For the period ended August 31, 2022, there were no significant changes into/out of Level 3. The transfer into Level 3 investments for the Fund were immaterial, although the unrealized appreciation/(depreciation) on these investments was $(469,543). These securities were impacted by the invasion of Ukraine and sanctions on market conditions in Russia. From the start of the conflict in Ukraine until August 31, 2022, Russian-held investments were valued at an approximately 99 percent discount from their last traded prices.

The accompanying notes are an integral part of the financial statements.

Fount

Statements of Assets and Liabilities

August 31, 2022

	Fount Subscription Economy ETF	Fount Metaverse ETF
Assets:
Cost of Investments	$3,383,940	$9,699,201
Investments at Fair Value	$2,709,796	$7,219,139
Dividends Receivable	2,251	3,021
Reclaims Receivable	525	372
Total Assets	2,712,572	7,222,532
Liabilities:
Advisory Fees Payable	1,720	4,551
Total Liabilities	1,720	4,551
Net Assets	$2,710,852	$7,217,981
Net Assets Consist of:
Paid-in Capital	$4,332,710	$11,355,364
Total Accumulated Losses	(1,621,858)	(4,137,383)
Net Assets	$2,710,852	$7,217,981
Outstanding Shares of Beneficial Interest (unlimited authorization – no par value)	150,000	450,000
Net Asset Value, Offering and Redemption Price Per Share	$18.07	$16.04

The accompanying notes are an integral part of the financial statements.

Fount

Statements of Operations

For the period ended August 31, 2022

	Fount Subscription Economy ETF(1)	Fount Metaverse ETF(1)
Investment Income:
Dividends	$76,863	$124,901
Less: Foreign Taxes Withheld	(2,874)	(3,515)
Total Investment Income	73,989	121,386
Expenses:
Advisory Fees	34,981	55,855
Total Expenses	34,981	55,855
Net Investment Income	39,008	65,531

Net Realized Gain (Loss) on:
Investments(2)	(1,616,160)	(1,883,503)
Foreign Currency Transactions	(1,103)	(3,239)
Net Realized Gain (Loss)	(1,617,263)	(1,886,742)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(674,144)	(2,480,062)
Foreign Currency Translations	(36)	(53)
Net Change in Unrealized Appreciation (Depreciation)	(674,180)	(2,480,115)
Net Realized and Unrealized Loss	(2,291,443)	(4,366,857)
Net Decrease in Net Assets Resulting from Operations	$(2,252,435)	$(4,301,326)

(1)     Commenced operations on October 27, 2021.

(2)     Includes realized gains (losses) as a result of in-kind transactions (See Note 4 in Notes to the Financial Statements).

The accompanying notes are an integral part of the financial statements.

Fount

Statements of Changes in Net Assets

	Fount Subscription Economy ETF(1)	Fount Metaverse ETF(1)
	For the Period Ended August 31, 2022	For the Period Ended August 31, 2022
Operations:
Net Investment Income	$39,008	$65,531
Net Realized Gain (Loss)(2)	(1,617,263)	(1,886,742)
Net Change in Unrealized Appreciation (Depreciation)	(674,180)	(2,480,115)
Net Decrease in Net Assets Resulting from Operations	(2,252,435)	(4,301,326)

Distributions:
Distributions	(34,369)	(65,336)
Return of Capital	—	(5,804)
Total Distributions	(34,369)	(71,140)

Capital Share Transactions:
Issued	8,742,011	15,827,632
Redeemed	(3,744,355)	(4,237,185)
Increase in Net Assets from Capital Share Transactions	4,997,656	11,590,447
Total Increase in Net Assets	2,710,852	7,217,981

Net Assets:
Beginning of Period	—	—
End of Period	$2,710,852	$7,217,981

Share Transactions:
Issued	350,000	675,000
Redeemed	(200,000)	(225,000)
Net Increase in Shares Outstanding from Share Transactions	150,000	450,000

(1)     Commenced operations on October 27, 2021.

(2)     Includes realized gains (losses) as a result of in-kind transactions (See Note 4 in Notes to the Financial Statements).

     Amounts designated as “—“ are $0.

The accompanying notes are an integral part of the financial statements.

Fount

Financial Highlights

Selected Per Share Data & Ratios
For the Period Ended August 31,
For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period	Net Investment Income*	Net Realized and Unrealized Loss on Investments	Total from Operations	Distributions from Net Investment Income	Return of Capital	Total Distributions	Net Asset Value, End of Period	Market Price, End of Period	Total Return(1)	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover(2)
Fount Subscription Economy ETF
2022†	$24.99	$0.14	$(6.94)	$(6.80)	$(0.12)	$—	$(0.12)	$18.07	$18.04	(27.25)%	$2,711	0.70	%(3)	0.78	%(3)	25%
Fount Metaverse ETF
2022†	24.82	0.14	(8.78)	(8.64)	(0.13)	(0.01)	(0.14)	16.04	15.95	(34.82)	7,218	0.70	(3)	0.82	(3)	42

*    Per share data calculated using average shares method.

†     Commenced operations on October 27, 2021.

(1)    Total return is for the period indicated and has not been annualized for periods less than one year. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of Fund shares.

(2)   Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of securities received or delivered from processing in-kind creations or redemptions.

(3)   Annualized.

The accompanying notes are an integral part of the financial statements.

Fount

Notes to the Financial Statements
August 31, 2022

1. ORGANIZATION

Exchange Traded Concepts Trust (the “Trust”) is a Delaware statutory trust formed on July 17, 2009. The Trust is registered with the Commission under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company with multiple investment portfolios. The financial statements herein are those of the Fount Subscription Economy ETF and the Fount Metaverse ETF (each a “Fund”, and together the “Funds”). The Fount Subscription Economy ETF seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of the Fount Subscription Economy Index and the Fount Metaverse ETF seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of the Fount Metaverse Index (each, an “Index”and, together the “Indexes”). Each Fund is classified as “non-diversified” under the 1940 Act (see “Non-Diversification Risk” under Note 6). The Funds commenced operations on October 27, 2021.

Shares of the Funds are listed and traded on the NYSE Arca, Inc. (the “Exchange”). Market prices for the shares may be different from their net asset value (“NAV”). The Funds issue and redeem shares on a continuous basis to certain institutional investors (typically market makers or broker-dealers) at NAV only in large blocks of shares, typically 25,000 shares, called “Creation Units”. Creation Units of a Fund are issued and redeemed principally in-kind for securities included in a Fund’s Index and a specified cash payment. Once created, shares trade in a secondary market at market prices that change throughout the day in share amounts less than a Creation Unit.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The accompanying financial statements have been prepared in accordance with U.S. GAAP on the accrual basis of accounting. Management has reviewed Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies (“ASC 946”), and concluded that the Funds meet the criteria of an “investment company,” and therefore, the Funds prepare their financial statements in accordance with investment company accounting as outlined in ASC 946.

Use of Estimates and Indemnifications — Each Fund is an investment company in conformity with U.S. GAAP. Therefore, the Funds follows the accounting and reporting guidelines for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

In the normal course of business, the Trust, on behalf of the Funds, enters into contracts that contain a variety of representations which provide general indemnifications. Each Fund’s maximum exposure under these arrangements cannot be known; however, the Funds expect any risk of loss to be remote.

Security Valuation — The Funds record investments at fair value. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent quoted bid for long positions and the most recent ask price for short positions. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if

Fount

Notes to the Financial Statements
August 31, 2022 (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (Continued)

the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the fair value for such securities. Debt obligations with remaining maturities of sixty days or less when acquired will be valued at their market value. If a market value is not available from a pricing vendor or from an independent broker, the security shall be fair valued according to the Trust’s fair value procedures.

Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures established by the Board. The Funds’ fair value procedures are implemented through a fair value committee (the “Committee”) designated by the Board of Trustees (the “Board”). Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. In addition, the Funds may fair value their securities if an event that may materially affect the value of the Funds’ securities that traded outside of the United States (a ‘‘Significant Event’’) has occurred between the time of the security’s last close and the time that the Funds calculate their net asset value. A Significant Event may relate to a single issuer or to an entire market sector. Events that may be Significant Events include, but are not limited to: government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations. If Exchange Traded Concepts LLC (the “Adviser”) becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which each Fund calculates its net asset value, it may request that a Committee meeting be called. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset, or paid to transfer a liability, in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•        Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

•        Level 2 — Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

•        Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The valuation techniques used by the Funds to measure fair value during the period ended August 31, 2022 maximized the use of observable inputs and minimized the use of unobservable inputs.

Fount

Notes to the Financial Statements
August 31, 2022 (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (Continued)

For the period ended August 31, 2022, there have been no significant changes to the Funds’ fair valuation methodologies. Investments are classified within the level of the lowest significant input considered in determining fair value.

Federal Income Taxes — It is each Fund’s intention to qualify as a regulated investment company for federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Funds’ policy is to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on its Statements of Operations. As of August 31, 2022, the Funds did not have any interest or penalties associated with the underpayment of any income taxes. Tax years that are open, remain subject to examination by tax jurisdictions. The Funds have reviewed all major jurisdictions and concluded that there is no impact on the Funds’ net assets and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on its tax returns.

Foreign Taxes — Each of the Funds may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Funds accrue and apply such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains earned.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Withholding taxes and reclaims on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the relevant rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statements of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid. The Funds may be subject to foreign taxes related to foreign income received, capital gain on the sale of securities and certain foreign currency transactions (a portion of which may be reclaimable). All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Funds invests.

Cash and Cash Equivalents — Idle cash may be swept into various overnight demand deposits and is classified as Cash and Cash equivalents on the Statements of Assets and Liabilities. The Fund maintains cash in bank deposit accounts which, at times, may exceed United States federally insured limits. Amounts swept overnight are available on the next business day.

Fount

Notes to the Financial Statements
August 31, 2022 (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (Continued)

Dividends and Distributions to Shareholders — Each Fund pays out dividends from its net investment income and distributes its net capital gains, if any, to investors at least annually. All distributions are recorded on ex-dividend date.

Creation Units — The Funds issue and redeem shares at NAV and only Creation Units, or multiples thereof. Except when aggregated in Creation Units, shares are not redeemable securities. Purchasers of Creation Units (“Authorized Participants”) at NAV must pay a standard creation transaction fee of $500 and $575 for Fount Subscription Economy ETF and Fount Metaverse ETF, respectively. An Authorized Participant who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption transaction fee of $500 and $575 for Fount Subscription Economy ETF and Fount Metaverse ETF, respectively. The Adviser may retain all or a portion of the transaction fee to the extent the Adviser bears the expenses that otherwise would be borne by the Trust in connection with the purchase or redemption of a Creation Unit, which the transaction fee is designed to cover.

Shares of the Funds may only be purchased or redeemed by certain Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed an Authorized Participant Agreement with the Funds’ distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

The following table discloses the Creation Unit breakdown based on the NAV as of August 31, 2022:

	Creation Unit Shares	Creation Transaction Fee	Value	Redemption Transaction Fee
Fount Subscription Economy ETF	25,000	$500	$451,750	$500
Fount Metaverse ETF	25,000	575	401,000	575

To the extent contemplated by a participant agreement, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the shares comprising a Creation Unit to be redeemed to SEI Investments Distribution Co. (the “Distributor”), on behalf of a Fund, by the time as set forth in a participant agreement, the distributor may nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral equal to a percentage of the value of the missing shares as specified in the participant agreement. A participant agreement may permit a Fund to use such collateral to purchase the missing shares, and could subject an Authorized Participant to liability for any shortfall between the cost of a Fund acquiring such shares and the value of the collateral. Amounts are disclosed as Segregated Cash Balance from Authorized Participants for Deposit Securities and Collateral Payable upon Return of deposit Securities on the Statements of Assets and Liabilities, when applicable.

Fount

Notes to the Financial Statements
August 31, 2022 (Continued)

3. SERVICE PROVIDERS

Investment Advisory Agreement

The Adviser is an Oklahoma limited liability company located at 10900 Hefner Pointe Drive, Suite 400, Oklahoma City, Oklahoma 73120, its principal place of business, and 295 Madison Avenue, New York, New York 10017. The Adviser serves as investment adviser to the Trust, including the Funds, pursuant to an investment advisory agreement (“Advisory Agreement”). Under the Advisory Agreement, the Adviser provides investment advisory services to the Funds. The Adviser is responsible for the day-to-day management of the Funds, including, among other things, implementing changes to each Fund’s portfolio in connection with any rebalancing or reconstitution of an Index, trading portfolio securities on behalf of the Funds, and selecting broker-dealers to execute purchase and sale transactions, subject to the oversight of the Board. The Adviser also arranges for transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Funds to operate. The Adviser administers the Funds’ business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services, and provides its officers and employees to serve as officers or Trustees of the Trust.

For the services it provides to the Funds, the Adviser receives a fee calculated daily and paid monthly at an annual rate of 0.70% of the average daily net assets of each Fund.

Under the Advisory Agreement, the Adviser has agreed to pay all expenses incurred by each Fund except for the advisory fee, interest, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by a Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (“Excluded Expenses”).

The Adviser has entered into an arrangement with Fount Investment Co., Ltd., the provider of each Fund’s index (the “Index Provider”), pursuant to which the Adviser and the Funds are permitted to use each Index. As part of the arrangement between the Index Provider and the Adviser, the Index Provider has agreed to assume the Adviser’s obligation to pay all expenses of the Funds (except Excluded Expenses) and, to the extent applicable, to pay the Adviser a minimum fee.

A Trustee and certain officers of the Trust are affiliated with the Adviser and receive no compensation from the Trust for serving as officers and/or Trustee.

Distribution Arrangement

The Distributor serves as the underwriter and distributor of each Fund’s shares pursuant to the distribution agreement (the “Distribution Agreement”). Under the Distribution Agreement, the Distributor, as agent, receives orders to purchase shares in Creation Units and transmits such orders to the Funds’ custodian and transfer agent.

The Distributor has no obligation to sell any specific quantity of Fund shares. The Distributor bears the following costs and expenses relating to the distribution of shares: (i) the expenses of maintaining its registration or qualification as a dealer or broker under federal or state laws; (ii) filing fees; and (iii) all other expenses incurred in connection with the distribution services that are not reimbursed by the Adviser, as contemplated in the Distribution Agreement. The Distributor does not maintain any secondary market in Fund shares.

Fount

Notes to the Financial Statements
August 31, 2022 (Continued)

3. SERVICE PROVIDERS (Continued)

The Funds have adopted a Distribution and Service Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Plan, the Funds are authorized to pay an amount up to 0.25% of its average daily net assets each year for certain distribution-related activities. For the period ended August 31, 2022, no fees were charged by the Distributor under the Plan and the Plan will only be implemented with approval of the Board.

Administrator, Custodian and Transfer Agent

SEI Investments Global Funds Services serves as the Funds’ administrator pursuant to an administration agreement. Bank of New York Mellon serves as the Funds’ custodian and transfer agent pursuant to a custodian agreement and transfer agency services agreement. The adviser of the Funds pays these fees.

An officer of the Trust is affiliated with the administrator and receives no compensation from the Trust for serving as an officer.

4. INVESTMENT TRANSACTIONS

For the period ended August 31, 2022, the purchases and sales of investments in securities, excluding in-kind transactions, long-term U.S. Government and short-term securities were:

	Purchases	Sales and Maturities
Fount Subscription Economy ETF	$1,370,079	$1,400,197
Fount Metaverse ETF	5,416,907	3,678,136

For the period ended August 31, 2022, there were no purchases or sales of long-term U.S. Government securities by the Funds.

For the period ended August 31, 2022, in-kind transactions associated with creations and redemptions were:

	Purchases	Sales	Realized Gain /(Loss)
Fount Subscription Economy ETF	$8,588,543	$3,563,699	$(664,946)
Fount Metaverse ETF	13,282,662	3,448,754	(229,279)

5. TAX INFORMATION

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature; they are charged or credited to paid-in capital or total distributable earnings as appropriate, in the period that the differences arise.

Fount

Notes to the Financial Statements
August 31, 2022 (Continued)

5. TAX INFORMATION (Continued)

Accordingly, the following permanent differences which are primarily attributable to redemptions in-kind have been reclassified within the components of net assets for the period ended August 31, 2022:

	Total Distributable Earnings	Paid-in Capital
Fount Subscription Economy ETF	$664,946	$(664,946)
Fount Metaverse ETF	229,279	(229,279)

These reclassifications have no impact on net assets or net asset value per share.

The tax character of dividends paid during the period ended August 31, 2022 were as follows:

	Ordinary Income	Return of Capital	Long-Term Capital Gain	Totals
Fount Subscription Economy ETF
2022	$34,369	$—	$—	$34,369
Fount Metaverse ETF
2022	65,336	5,804	—	71,140

As of August 31, 2022, the components of Distributable Earnings (Accumulated Losses) on a tax basis were as follows:

	Fount Subscription Economy ETF	Fount Metaverse ETF
Undistributed Ordinary Income	$4,041	$—
Capital Loss Carryforwards	(951,720)	(1,627,831)
Unrealized Appreciation (Depreciation)	(674,179)	(2,509,552)
Total Accumulated Losses	$(1,621,858)	$(4,137,383)

The Funds are permitted to utilize capital losses that are carried forward and will retain their character as either short-term or long-term capital losses. As of August 31, 2022, the Funds have the following capital loss carry forwards to offset capital gains for an unlimited period:

	Short-Term	Long-Term	Total Capital Loss Carryforwards
Fount Subscription Economy ETF	$951,720	$—	$951,720
Fount Metaverse ETF	1,627,831	—	1,627,831

For federal income tax purposes, the cost of securities owned at August 31, 2022, and the net realized gains or losses on securities sold for the period, were different from amounts reported for financial reporting purposes primarily due to wash sales adjustments, which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years.

Fount

Notes to the Financial Statements
August 31, 2022 (Continued)

5. TAX INFORMATION (Continued)

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments and foreign currency transactions held by the Funds at August 31, 2022, were as follows:

	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Depreciation
Fount Subscription Economy ETF	$3,383,940	$73,998	$(748,177)	$(674,179)
Fount Metaverse ETF	9,728,637	102,721	(2,612,273)	(2,509,552)

6. PRINCIPAL RISKS OF INVESTING IN THE FUNDS

As with all exchange traded funds (“ETFs”), a shareholder of a Fund is subject to the risk that his or her investment could lose money. The Funds are subject to the principal risks noted below, any of which may adversely affect a Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. Risk information is applicable to each Fund unless otherwise noted. Additional principal risks are disclosed in the Funds’ prospectus. Please refer to the Funds’ prospectus for a complete description of the principal risks of investing in a Fund.

Currency Exchange Rate Risk: Each Fund may invest a relatively large percentage of its assets in securities denominated in non-U.S. currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of a Fund’s investment and the value of your Fund shares. Because the Fund’s NAV is determined in U.S. dollars, a Fund’s NAV could decline if the currency of the non-U.S. market in which the Fund invests depreciates against the U.S. dollar, even if the value of the Fund’s holdings, measured in the foreign currency, increases. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in a Fund may change quickly and without warning and you may lose money.

Foreign Securities Risk: Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to expropriation, nationalization or adverse political or economic developments. Foreign securities may have relatively low market liquidity and decreased publicly available information about issuers. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. Non-U.S. issuers may also be subject to inconsistent and potentially less stringent accounting, auditing, financial reporting and investor protection standards than U.S. issuers. These and other factors can make investments in a Fund more volatile and potentially less liquid than other types of investments. In addition, where all or a portion of a Fund’s portfolio holdings trade in markets that are closed when the Fund’s market is open, there may be valuation differences that could lead to differences between a Fund’s market price and the value of that Fund’s portfolio holdings.

Industry Concentration Risk: Each Fund may concentrate its investments in a particular industry or group of industries, as described in the Prospectus. The securities of issuers in particular industries may dominate the Index of a Fund and consequently such Fund’s investment portfolio. This may adversely affect the Funds’ performance or subject its shares to greater price volatility than that experienced by less concentrated investment companies.

Limited Authorized Participants, Market Makers and Liquidity Providers Risk: Because the Funds are an ETF, only a limited number of institutional investors (known as “Authorized Participants”) are authorized to purchase and redeem shares directly from the Funds. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occurs, the risk of which is higher during periods of market stress, shares of the Funds may trade at a material discount to NAV and possibly

Fount

Notes to the Financial Statements
August 31, 2022 (Continued)

6. PRINCIPAL RISKS OF INVESTING IN THE FUNDS (Continued)

face delisting: (i) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Market Risk: The market price of a security or instrument could decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the market generally and on specific securities. The market value of a security may also decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

Metaverse Companies Risk (Fount Metaverse ETF only): The Metaverse Fund invests primarily in the equity securities of Metaverse Companies and, as such, is particularly sensitive to risks to those types of companies. These risks include, but are not limited to, small or limited markets for such securities, changes in business cycles, world economic growth, technological progress, rapid obsolescence, and government regulation. Securities of Metaverse Companies, especially smaller, start-up companies, tend to be more volatile than securities of companies that do not rely heavily on technology. Rapid change to technologies that affect a company’s products could have a material adverse effect on such company’s operating results. Metaverse Companies may rely on a combination of patents, copyrights, trademarks and trade secret laws to establish and protect their proprietary rights in their products and technologies. There can be no assurance that the steps taken by these companies to protect their proprietary rights will be adequate to prevent the misappropriation of their technology or that competitors will not independently develop technologies that are substantially equivalent or superior to such companies’ technology.

Non-Diversification Risk: Each Fund is non-diversified, meaning that, as compared to a diversified fund, it can invest a greater percentage of its assets in securities issued by or representing a small number of issuers. As a result, the performance of these issuers can have a substantial impact on a Fund’s performance.

7. OTHER

At August 31, 2022, the records of the Trust, reflected in the table below, shows the total shares outstanding held by Authorized Participants, in the form of Creation Units. However, the individual shares comprising such Creation Units are listed and traded on the Exchange and have been purchased and sold by persons other than Authorized Participants.

Number of Authorized Participants
Fount Subscription Economy ETF	2
Fount Metaverse ETF	3

Fount

Notes to the Financial Statements
August 31, 2022 (Concluded)

8. RECENT MARKET EVENTS

The spread of COVID-19 around the world has caused volatility in U.S. and international markets. There remains uncertainty around the breadth and duration of business disruptions related to the COVID-19 pandemic, as well as its impact on the U.S. and international economies. The operational and financial performance of the issuers of securities in which the Fund invests depends on future developments, including the duration and spread of the outbreak and such developments may in turn impact the value of the Funds’ investments. The ultimate impact of the pandemic on the financial performance of the Funds’ investments is not reasonably able to be approximated at this time.

On February 24, 2022, Russia engaged in military actions in the sovereign territory of Ukraine. The current political and financial uncertainty surrounding Russia and Ukraine may increase market volatility and the economic risk of investing in securities in these countries and may also cause uncertainty for the global economy and broader financial markets. The ultimate fallout and long-term impact from these events are not known.

9. SUBSEQUENT EVENTS

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Bases on this evaluation, no additional disclosures and/or adjustments were required to the financial statements as of August 31, 2022.

Fount

Report of Independent Registered Public Accounting Firm

To the Shareholders of Fount Subscription Economy ETF and Fount Metaverse ETF and
Board of Trustees of Exchange Traded Concepts Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Fount Subscription Economy ETF and Fount Metaverse ETF (the “Funds”), each a series of Exchange Traded Concepts Trust, as of August 31, 2022, the related statements of operations and changes in net assets, the related notes, and the financial highlights for the period from October 27, 2021 (commencement of operations) through August 31, 2022 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of August 31, 2022, the results of its operations, changes in net assets, and financial highlights for the period from October 27, 2021 (commencement of operations) through August 31, 2022, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2022, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies advised by Exchange Traded Concepts, LLC since 2012.

COHEN & COMPANY, LTD.

Cleveland, Ohio

October 27, 2022

Fount

Trustees and Officers of the Trust
(Unaudited)

Set forth below is information about the Trustees of the Trust. The address of each Trustee of the Trust is c/o Exchange Traded Concepts Trust, 10900 Hefner Pointe Drive, Suite 400, Oklahoma City, Oklahoma 73120. The Fund’s Statement of Additional Information (“SAI”) includes additional information about the Trustee. The SAI may be obtained without charge by calling 855-425-7426.

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served(1)	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in Fund Complex Overseen By Trustee(2)	Other Directorships Held by Trustee During Past 5 Years
Interested Trustee
J. Garrett Stevens (1979)	Trustee and President	Trustee since 2009; President since 2011	Investment Adviser/Vice President, T.S. Phillips Investments, Inc. (since 2000); Chief Executive Officer, Exchange Traded Concepts, LLC (since 2009); President, Exchange Traded Concepts Trust (since 2011); President, Exchange Listed Funds Trust (since 2012).	21	None.
Independent Trustees
Timothy Jacoby (1952)	Trustee	Since 2014	None.	40

Independent Trustee,
Bridge Builder Trust
(14 portfolios) (since 2022);
Independent Trustee,
Edward Jones Money
Market Fund
(since 2017); Audit
Committee Chair, Perth
Mint Physical Gold ETF
(2018 to 2020).

Linda Petrone (1962)	Trustee	Since 2019	Founding Partner, Sage Search Advisors (since 2012).	40	None.
Stuart Strauss (1953)	Trustee	Since 2021	Partner, Dechert, LLP (2009 to 2020).	40	None.
Mark Zurack (1957)	Trustee	Since 2011	Professor, Columbia Business School (since 2002).	21	Independent Trustee, AQR Funds (32 portfolios) (since 2014); Independent Trustee, Exchange Listed Funds Trust (2019).

(1)   Each Trustee shall serve during the continued life of the Trust until he or she dies, resigns, is declared bankrupt or incompetent by a court of competent jurisdiction, or is removed.

(2)   The Fund complex includes each series of the Trust and of Exchange Listed Funds Trust.

Fount

Trustees and Officers of the Trust

(Unaudited) (Concluded)

Set forth below is information about each of the persons currently serving as officers of the Trust. The address of J. Garrett Stevens, James J. Baker Jr., Richard Hogan, Christopher W. Roleke and Matthew Fleischer is c/o Exchange Traded Concepts Trust, 10900 Hefner Pointe Drive, Suite 400, Oklahoma City, Oklahoma 73120; and the address of Eric Olsen is SEI Investments Company, One Freedom Valley Drive, Oaks, Pennsylvania 19456.

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served(1)	Principal Occupation(s) During Past 5 Years
Officers
J. Garrett Stevens (1979)	Trustee and President	Trustee since 2009; President since 2011

Investment Adviser/Vice President, T.S. Phillips
Investments, Inc. (since 2000); Chief Executive
Officer, Exchange Traded Concepts, LLC (since 2009);
President, Exchange Listed Funds Trust (since 2012).

James J. Baker Jr. (1951)	Vice President	Since 2015	Managing Partner, Exchange Traded Concepts, LLC (since 2011).
Richard Hogan (1961)	Secretary	Since 2011	President, Exchange Traded Concepts, LLC (since 2011); Private Investor (since 2003); Trustee and Secretary, Exchange Listed Funds Trust (since 2012).
Christopher W. Roleke (1972)	Treasurer	Since 2022	Controller, Exchange Traded Concepts, LLC (since 2022); Managing Director/Fund Principal Financial Officer, Foreside Management Services, LLC (2011 to 2022).
Eric Olsen (1970)	Assistant Treasurer	Since 2021	Director, Fund Accounting, SEI Investments Global Funds Services (since 2021); Deputy Head of Fund Operations, Traditional Assets, Aberdeen Standard Investments (2013 to 2021).
Matthew Fleischer (1983)	Chief Compliance Officer	Since 2021

Chief Compliance Officer, Exchange Traded
Concepts Trust (since 2021); Chief Compliance
Officer, Exchange Listed Funds Trust (since 2021);
Vice President, Compliance, Goldman Sachs Asset
Management Funds (2017 to 2021); Associate Counsel,
Ameriprise Financial, Columbia Threadneedle Funds
(2015 to 2017).

(1)   Each officer serves at the pleasure of the Board.

Fount

Disclosure of Fund Expenses

(Unaudited)

All ETFs have operating expenses. As a shareholder of a Fund you incur an advisory fee. In addition to the advisory fee, a shareholder may pay brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses (including acquired fund fees and expenses), if any. It is important for you to understand the impact of these ongoing costs of your investment returns. Shareholders may incur brokerage commissions on their purchases and sales of a Fund’s shares, which are not reflected in the examples below.

The following examples use the annualized expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (March 1, 2022, to August 31, 2022) (unless otherwise noted below). The table below illustrates the Fund’s cost in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in a Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Commission requires all funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment

	Beginning Account Value 3/1/2022	Ending Account Value 8/31/2022	Annualized Expense Ratios	Expenses Paid During Period(1)
Fount Subscription Economy ETF
Actual Fund Return	$1,000.00	$866.60	0.70%	$3.29
Hypothetical 5% Return	1,000.00	1,021.68	0.70%	3.57
Fount Metaverse ETF
Actual Fund Return	$1,000.00	$788.70	0.70%	$3.16
Hypothetical 5% Return	1,000.00	1,021.68	0.70%	3.57

(1) Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied 184/365 (to reflect the one-half year period shown).

Fount

Notice to Shareholders

(Unaudited)

For shareholders that do not have an August 31, 2022 tax year end, this notice is for informational purposes only. For shareholders with an August 31, 2022 tax year end, please consult your tax advisor as to the pertinence of this notice.

For the fiscal period ended August 31, 2022, the Fund is designating the following items with regard to distributions paid during the year.

Fount Subscription Economy ETF

Long-Term Capital Gain Distributions	Ordinary Income Distributions	Total Distributions	Qualifying For Corporate Dividend Received Deduction(1)	Qualifying Dividend Income(2)	U.S. Government Interest(3)	Interest Related Dividends(4)	Short-Term Capital Gain Dividends(5)
0.00%	100.00%	100.00%	100.00%	100.00%	0.00%	0.00%	0.00%

Fount Metaverse ETF

Long-Term Capital Gain Distributions	Ordinary Income Distributions	Return of Capital	Total Distributions	Qualifying For Corporate Dividend Received Deduction(1)	Qualifying Dividend Income(2)	U.S. Government Interest(3)	Interest Related Dividends(4)	Short-Term Capital Gain Dividends(5)
0.00%	91.12%	8.88%	100.00%	20.17%	50.96%	0.00%	0.12%	0.00%

(1)   Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and are reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

(2)   The percentage in this column represents the amount of “Qualifying Dividend Income” as created by the Jobs and Growth Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions). It is the intention of the Trust to designate the maximum amount permitted by law.

(3)   U.S. Government Interest represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions). Generally, interest from direct U.S. Government obligations is exempt from state income tax. However, for shareholders who are residents of California, Connecticut and New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income.

(4)   The percentage in this column represents the amount of “Qualifying Interest Income” and is reflected as a percentage of ordinary distribution. Interest related dividends are exempted from U.S. withholding tax when paid to foreign investors.

(5)   The percentage in this column represents the amount of “Qualifying Short-Term Capital Gain” and is reflected as a percentage of short-term capital gain distributions that is exempted from U.S. withholding tax when paid to foreign investors.

The information reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2022. Complete information will be computed and reported in conjunction with your 2022 Form 1099-DIV.

Fount

Supplemental Information

(Unaudited)

NAV is the price per share at which a Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of a Fund generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of a Fund are listed for trading, as of the time that such Fund’s NAV is calculated. A Fund’s Market Price may be at, above or below its NAV. The NAV of each Fund will fluctuate with changes in the market value of such Fund’s holdings. The Market Price of a Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV.

Further information regarding premiums and discounts is available on the Funds’ website at www.fountetfs.com.

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10900 Hefner Pointe Drive, Suite 400
Oklahoma City, OK 73120

Investment Adviser:
Exchange Traded Concepts, LLC
10900 Hefner Pointe Drive, Suite 400
Oklahoma City, OK 73120

Distributor:
SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

Administrator:
SEI Investments Global Funds Services
One Freedom Valley Drive
Oaks, PA 19456

Legal Counsel:
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue NW
Washington, DC 20004

Independent Registered Public Accounting Firm:
Cohen & Company, Ltd.
1350 Euclid Avenue.
Suite 800
Cleveland, OH 44115

This information must be preceded or accompanied by a current prospectus for the Funds.

FIC-AR-001-0100

(b) Not applicable.

Item 2.	Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, controller or principal accounting officer, or any person who performs a similar function.

Item 3.	Audit Committee Financial Expert.

(a) (1) The Registrant’s Board of Trustees has determined that the Registrant has an audit committee financial expert serving on the audit committee.

(a) (2) The audit committee financial expert Timothy Jacoby is an independent trustee as defined in Form N-CSR Item 3 (a) (2).

Item 4.	Principal Accountant Fees and Services.

Fees billed by Cohen & Company, Ltd (Cohen) related to the Registrant.

Cohen billed the Registrant aggregate fees for services rendered to the Registrant for the last two fiscal years as follows:

		2022			2021
		All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval	All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval
(a)	Audit Fees	$91,350	N/A	N/A	$43,500	N/A	N/A
(b)	Audit-Related Fees	N/A	N/A	N/A	N/A	N/A	N/A
(c)	Tax Fees	$21,000(1)	N/A	N/A	$10,500	N/A	N/A
(d)	All Other Fees	N/A	N/A	N/A	N/A	N/A	N/A

Notes:

(1)	Tax fees include review of Federal Form 1120 RIC, State returns (if requested), and excise tax returns and review of dividend calculation, if requested.

(e)(1) The Trust’s Audit Committee has adopted, and the Board of Trustees has ratified, an Audit and Non-Audit Services Pre-Approval Policy (the “Policy”), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor of the Trust may be pre-approved.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	2022	2021
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f)       Not Applicable.

(g)       The aggregate non-audit fees and services billed by Cohen for the fiscal years 2022 and 2021 were $21,000 and $10,500, respectively.

(h)       During the past fiscal year, Registrant's principal accountant provided certain non-audit services to Registrant's investment adviser or to entities controlling, controlled by, or under common control with Registrant's investment adviser that provide ongoing services to Registrant that were not subject to pre-approval pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X. The Audit Committee of Registrant's Board of Trustees reviewed and considered these non-audit services provided by Registrant's principal accountant to Registrant's affiliates, including whether the provision of these non-audit services is compatible with maintaining the principal accountant's independence.

(i)       Not applicable. The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.

(j)       Not applicable. The Registrant is not a “foreign issuer,” as defined in 17 CFR 240.3b-4.

Item 5.	Audit Committee of Listed Registrants.

The Registrant has a separately-designated standing Audit Committee, which is composed of the Registrant's Independent Trustees: Timothy Jacoby, Stuart Strauss, Linda Petrone and Mark Zurack.

Item 6.	Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR § 240.13a-15(b) or § 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for the Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13.	Exhibits.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR § 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR § 270.30a-2(b)) also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Exchange Traded Concepts Trust

By	/s/ J. Garrett Stevens
J. Garrett Stevens, Trustee and President
Date: November 8, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ J. Garrett Stevens
J. Garrett Stevens, Trustee and President

Date: November 8, 2022

By	/s/ Christopher W. Roleke
Christopher W. Roleke, Treasurer

Date: November 8, 2022